ORGANIZATION AND BASIS OF PRESENTATION. (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

Organization and Business – The consolidated financial statements include, for all periods presented, the accounts of Pacific Ethanol, Inc., a Delaware corporation ("Pacific Ethanol"), and its direct and indirect subsidiaries (collectively, the "Company"), including its subsidiaries, Kinergy Marketing LLC, an Oregon limited liability company ("Kinergy"), Pacific Ag. Products, LLC, a California limited liability company ("PAP"), PE Op Co., a Delaware corporation ("PE Op Co.") and all nine of the Company's ethanol production facilities.

The Company is a leading producer and marketer of low-carbon renewable fuels in the United States.

The Company's four ethanol plants in the Western United States (together with their respective holding companies, the "Pacific Ethanol West Plants") are located in close proximity to both feed and ethanol customers and thus enjoy unique advantages in efficiency, logistics and product pricing.

The Company's five ethanol plants in the Midwest (together with their respective holding companies, the "Pacific Ethanol Central Plants") are located in the heart of the Corn Belt, benefit from low-cost and abundant feedstock production and allow for access to many additional domestic markets. In addition, the Company's ability to load unit trains from these facilities in the Midwest allows for greater access to international markets.

The Company has a combined production capacity of 605 million gallons per year, markets, on an annualized basis, nearly 1.0 billion gallons of ethanol and specialty alcohols, and produces, on an annualized basis, nearly 3.0 million tons of co-products on a dry matter basis, such as wet and dry distillers grains, wet and dry corn gluten feed, condensed distillers solubles, corn gluten meal, corn germ, dried yeast and CO2.

As of September 30, 2019, all but one of the Company's production facilities, specifically, the Company's Aurora East facility, were operating. As market conditions change, the Company may increase, decrease or idle production at one or more operating facilities or resume operations at any idled facility.

Organization and Business – The consolidated financial statements include, for all periods presented, the accounts of Pacific Ethanol, Inc., a Delaware corporation (“Pacific Ethanol”), and its direct and indirect subsidiaries (collectively, the “Company”), including its wholly-owned subsidiaries, Kinergy Marketing LLC, an Oregon limited liability company (“Kinergy”), Pacific Ag. Products, LLC, a California limited liability company (“PAP”) and PE Op Co., a Delaware corporation (“PE Op Co.”).

The Company’s acquisition of Illinois Corn Processing, LLC (“ICP”) was consummated on July 3, 2017, and as a result, the Company’s consolidated financial statements include the results of ICP only since that date.

On December 15, 2016, the Company and Aurora Cooperative Elevator Company, a Nebraska cooperative corporation (“ACEC”), closed a transaction under a contribution agreement under which the Company contributed its Aurora, Nebraska ethanol facilities and ACEC contributed its Aurora grain elevator and related grain handling assets to Pacific Aurora, LLC (“Pacific Aurora”) in exchange for equity interests in Pacific Aurora. On December 15, 2016, concurrently with the closing under the contribution agreement, the Company sold a portion of its equity interest in Pacific Aurora to ACEC. As a result, the Company owns 73.93% of Pacific Aurora and ACEC owns 26.07% of Pacific Aurora. Further, the Company has consolidated 100% of the results of Pacific Aurora and recorded ACEC’s 26.07% equity interest as noncontrolling interests in the accompanying financial statements for the years ended December 31, 2018 and 2017 and for the period December 15, 2016 through December 31, 2016.

The Company is a leading producer and marketer of low-carbon renewable fuels in the United States. The Company’s four ethanol plants in the Western United States (together with their respective holding companies, the “Pacific Ethanol West Plants”) are located in close proximity to both feed and ethanol customers and thus enjoy unique advantages in efficiency, logistics and product pricing. The Company’s five ethanol plants in the Midwest (together with their respective holding companies, the “Pacific Ethanol Central Plants”) are located in the heart of the Corn Belt, benefit from low-cost and abundant feedstock production and allow for access to many additional domestic markets. In addition, the Company’s ability to load unit trains from these facilities in the Midwest allows for greater access to international markets.

The Company has a combined production capacity of 605 million gallons per year, markets, on an annualized basis, nearly 1.0 billion gallons of ethanol and specialty alcohols, and produces, on an annualized basis, over 3.0 million tons of co-products on a dry matter basis, such as wet and dry distillers grains, wet and dry corn gluten feed, condensed distillers solubles, corn gluten meal, corn germ, dried yeast and CO2.

As of December 31, 2018, all but one of the Company’s production facilities, specifically, the Company’s Aurora East facility, were operating. As market conditions change, the Company may increase, decrease or idle production at one or more operating facilities or resume operations at any idled facility.

Basis of Presentation

Basis of Presentation–Interim Financial Statements – The accompanying unaudited consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Results for interim periods should not be considered indicative of results for a full year. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes contained in the Company's Annual Report on Form 10-K for the year ended December 31, 2018. The accounting policies used in preparing these consolidated financial statements are the same as those described in Note 1 to the consolidated financial statements in the Company's Annual Report on Form 10-K for the year ended December 31, 2018, with the exception of new lease accounting, as discussed further below. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for interim periods have been included. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation – The consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Liquidity

Liquidity – The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company and the ethanol industry as a whole experienced significant adverse conditions throughout most of 2018 and 2019 as a result of industry-wide record low ethanol prices due to reduced demand and high industry inventory levels. These factors resulted in prolonged negative operating margins, significantly lower cash flow from operations and substantial net losses. In response to the low-margin environment, the Company has pursued strategic initiatives focused on the potential sale of certain production assets, a reduction of its debt levels, a strengthening of its cash and liquidity position, and opportunities for strategic partnerships and capital raising activities, positioning the Company to optimize its business performance. The most significant challenges to the Company in meeting these objectives would be a sustained adverse margin environment and insufficient cash flows to make its scheduled debt payments.

In implementing these strategic initiatives, the Company, as of September 30, 2019, had the following available liquidity and capital resources to achieve its objectives:

●	Cash of $18.9 million and excess availability under Kinergy's line of credit of $2.2 million; and

●	Nine ethanol production facilities with an aggregate of 605 million gallons of annual production capacity, of which plant assets representing 355 million gallons of capacity are either unencumbered, or their entire sales proceeds would be used to repay the Company's senior secured notes. The Company has engaged a financial advisor to help market certain of these assets.

The Company will likely not have sufficient cash to make its short-term scheduled debt payments, and is working on extensions with its lenders. While the lenders are secured by certain plant assets, the Company believes it has other unencumbered assets that may be used to satisfy the lenders. The Company continues working on a comprehensive long-term solution with its lenders to increase liquidity and extend the maturity dates of its debt.

The Company believes that its strategic initiatives, if implemented timely and on suitable terms, will provide sufficient liquidity to meet its anticipated working capital, debt service and other liquidity needs through at least the next twelve months.

Liquidity – The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company and the ethanol industry as a whole experienced significant adverse conditions throughout most of 2018 as a result of industry-wide record low ethanol prices due to reduced demand and high industry inventory levels. These factors resulted in prolonged negative operating margins, significantly lower cash flow from operations and substantial net losses that resulted in reduced liquidity and violations of certain debt covenants. Although the Company expects margins to improve, they may not. In response to these circumstances, the Company has initiated and expects to complete a strategic realignment of its business within the next six months. The Company’s primary focus is the potential sale of certain production assets, a reduction of its debt levels, a strengthening of its cash and liquidity, and opportunities for strategic partnerships and capital raising activities, positioning the Company to optimize its business performance. The most significant challenge to management meeting these objectives would be a continued adverse margin environment.

In implementing its strategic realignment plan, the Company, as of December 31, 2018, had the following available liquidity and capital resources to achieve its objectives:

●	Cash of $26.6 million and excess availability under Kinergy’s line of credit of $10.2 million;

●	Nine ethanol production facilities with an aggregate 605 million gallons of annual production capacity, of which plant assets representing 355 million gallons of capacity are either unencumbered, or their entire sales proceeds would be used to repay the senior secured notes. The Company has engaged an independent third party to help facilitate the marketing of certain of these assets; and

●	In excess of $20 million of equity available under the Company’s shelf registration statement, including under its at-the-market equity program. These funds would first be required to repay the Company’s senior secured notes.

The Company also will continue working with its lenders and stakeholders to pursue other options to increase liquidity, obtain waivers or forbearance of debt covenant violations, and extend the maturity date of its debt.

The Company believes that its strategic realignment will provide sufficient liquidity to meet its anticipated working capital, debt service and other liquidity needs through the next twelve months, or March 18, 2020.

Segments

Segments – A segment is a component of an enterprise whose operating results are regularly reviewed by the enterprise’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. The Company determines and discloses its segments in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification Section 280, Segment Reporting, which defines how to determine segments. The Company reports its financial and operating performance in two reportable segments: (1) ethanol production, which includes the production and sale of ethanol, specialty alcohols and co-products, with all of the Company’s production facilities aggregated, and (2) marketing and distribution, which includes marketing and merchant trading for Company-produced ethanol, specialty alcohols and co-products and third-party ethanol.

Cash and Cash Equivalents

Cash and Cash Equivalents – The Company considers all highly-liquid investments with an original maturity of three months or less to be cash equivalents. The Company maintains its accounts at several financial institutions. These cash balances regularly exceed amounts insured by the Federal Deposit Insurance Corporation, however, the Company does not believe it is exposed to any significant credit risk on these balances.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies, sells distillers grains and other feed co-products to dairy operators and animal feedlots and sells corn oil to poultry and biodiesel customers generally without requiring collateral.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company's success in contacting and negotiating with the customer. If the financial condition of the Company's customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the accounts receivable balance, approximately $61,743,000 and $54,820,000 at September 30, 2019 and December 31, 2018, respectively, were used as collateral under Kinergy's operating line of credit. The allowance for doubtful accounts was $39,000 and $12,000 as of September 30, 2019 and December 31, 2018, respectively. The Company recorded a bad debt expense of $0 and a bad debt recovery of $1,000 for the three months ended September 30, 2019 and 2018, respectively. The Company recorded a bad debt expense of $27,000 and $44,000 for the nine months ended September 30, 2019 and 2018, respectively.

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies, sells distillers grains and other feed co-products to dairy operators and animal feedlots and sells corn oil to poultry and biodiesel customers generally without requiring collateral. Due to a limited number of ethanol customers, the Company had significant concentrations of credit risk from sales of ethanol as of December 31, 2018 and 2017, as described below.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the accounts receivable balance, approximately $54,820,000 and $64,501,000 at December 31, 2018 and 2017, respectively, were used as collateral under Kinergy’s operating line of credit. The allowance for doubtful accounts was $12,000 and $19,000 as of December 31, 2018 and 2017, respectively. The Company recorded a bad debt expense of $45,000, $5,000 and $306,000 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company does not have any off-balance sheet credit exposure related to its customers.

Concentration Risks

Concentration Risks – Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed completely to perform as contracted. Concentrations of credit risk, whether on- or off-balance sheet, that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below. Financial instruments that subject the Company to credit risk consist of cash balances maintained in excess of federal depository insurance limits and accounts receivable which have no collateral or security. The Company has not experienced any significant losses in such accounts and believes that it is not exposed to any significant risk of loss of cash.

The Company sells fuel-grade ethanol to gasoline refining and distribution companies. The Company sold ethanol to customers representing 10% or more of the Company’s total net sales, as follows.

	Years Ended December 31,
	2018	2017	2016

Customer A	14%	16%	17%
Customer B	11%	11%	12%

The Company had accounts receivable due from these customers totaling $13,405,000 and $17,792,000, representing 20% and 24% of total accounts receivable, as of December 31, 2018 and 2017, respectively.

The Company purchases corn, its largest cost component in producing ethanol, from its suppliers. The Company purchased corn from suppliers representing 10% or more of the Company’s total corn purchases, as follows:

	Years Ended December 31,
	2018	2017	2016

Supplier A	17%	14%	13%
Supplier B	14%	13%	4%
Supplier C	11%	9%	13%
Supplier D	10%	10%	8%

Approximately 35% of the Company’s employees are covered by a collective bargaining agreement.

Inventories

Inventories – Inventories consisted primarily of bulk ethanol, specialty alcohols, corn, co-products, low-carbon and Renewable Identification Number (“RIN”) credits and unleaded fuel, and are valued at the lower-of-cost-or-net realizable value, with cost determined on a first-in, first-out basis. Inventory is net of a $2,328,000 and $2,678,000 valuation adjustment as of December 31, 2018 and 2017, respectively. Inventory balances consisted of the following (in thousands):

	December 31,
	2018	2017
Finished goods	$35,778	$35,652
Work in progress	6,855	8,807
Raw materials	7,233	7,601
Low-carbon and RIN credits	6,130	7,952
Other	1,824	1,538
Total	$57,820	$61,550

Property and Equipment

Property and Equipment – Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	40 years
Facilities and plant equipment	10 – 25 years
Other equipment, vehicles and furniture	5 – 10 years

The cost of normal maintenance and repairs is charged to operations as incurred. Significant capital expenditures that increase the life of an asset are capitalized and depreciated over the estimated remaining useful life of the asset. The cost of property and equipment sold, or otherwise disposed of, and the related accumulated depreciation or amortization are removed from the accounts, and any resulting gains or losses are reflected in current operations.

Intangible Assets

Intangible Asset – The Company assesses indefinite-lived intangible assets for impairment annually, or more frequently if circumstances indicate impairment may have occurred. If the carrying value of an indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. If the Company determines that an impairment charge is needed, the charge will be recorded as an asset impairment in the consolidated statements of operations.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities – Derivative transactions, which can include exchange-traded forward contracts and futures positions on the New York Mercantile Exchange or the Chicago Board of Trade, are recorded on the balance sheet as assets and liabilities based on the derivative’s fair value. Changes in the fair value of derivative contracts are recognized currently in income unless specific hedge accounting criteria are met. If derivatives meet those criteria, and hedge accounting is elected, effective gains and losses are deferred in accumulated other comprehensive income (loss) and later recorded together with the hedged item in consolidated income (loss). For derivatives designated as a cash flow hedge, the Company formally documents the hedge and assesses the effectiveness with associated transactions. The Company has designated and documented contracts for the physical delivery of commodity products to and from counterparties as normal purchases and normal sales.

Revenue Recognition

Revenue Recognition – In May 2014, the FASB issued new guidance on the recognition of revenue (“ASC 606”). ASC 606 states that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard was effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. In March and April 2016, the FASB issued further revenue recognition guidance amending principal vs. agent considerations regarding whether an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services.

The provisions of ASC 606 include a five-step process by which an entity will determine revenue recognition, depicting the transfer of goods or services to customers in amounts reflecting the payment to which an entity expects to be entitled in exchange for those goods or services. ASC 606 requires the Company to apply the following steps: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies the performance obligation.

Effective January 1, 2018, the Company adopted ASC 606 using the modified retrospective method for all of its contracts. Following the adoption of ASC 606, the Company continues to recognize revenue at a point-in-time when control of goods transfers to the customer. The timing of recognition is consistent with the Company’s previous revenue recognition accounting policy under which the Company recognized revenue when title and risk of loss pass to the customer and collectability was reasonably assured. In addition, ASC 606 did not impact the Company’s presentation of revenue on a gross or net basis.

The Company recognizes revenue primarily from sales of ethanol and its related co-products.

The Company has nine ethanol production facilities from which it produces and sells ethanol to its customers through Kinergy. Kinergy enters into sales contracts with ethanol customers under exclusive intercompany ethanol sales agreements with each of the Company’s nine ethanol plants. Kinergy also acts as a principal when it purchases third party ethanol which it resells to its customers. Finally, Kinergy has exclusive sales agreements with other third-party owned ethanol plants under which it sells their ethanol production for a fee plus the costs to deliver the ethanol to Kinergy’s customers. These sales are referred to as third-party agent sales. Revenue from these third-party agent sales is recorded on a net basis, with Kinergy recognizing its predetermined fees and any associated delivery costs.

The Company has nine ethanol production facilities from which it produces and sells co-products to its customers through PAP. PAP enters into sales contracts with co-product customers under exclusive intercompany co-product sales agreements with each of the Company’s nine ethanol plants.

The Company recognizes revenue from sales of ethanol and co-products at the point in time when the customer obtains control of such products, which typically occurs upon delivery depending on the terms of the underlying contracts. In some instances, the Company enters into contracts with customers that contain multiple performance obligations to deliver volumes of ethanol or co-products over a contractual period of less than 12 months. The Company allocates the transaction price to each performance obligation identified in the contract based on relative standalone selling prices and recognizes the related revenue as control of each individual product is transferred to the customer in satisfaction of the corresponding performance obligations.

When the Company is the agent, the supplier controls the products before they are transferred to the customer because the supplier is primarily responsible for fulfilling the promise to provide the product, has inventory risk before the product has been transferred to a customer and has discretion in establishing the price for the product. When the Company is the principal, the Company controls the products before they are transferred to the customer because the Company is primarily responsible for fulfilling the promise to provide the products, has inventory risk before the product has been transferred to a customer and has discretion in establishing the price for the product.

See Note 4 for the Company’s revenue by type of contracts.

Shipping and Handling Costs

Shipping and Handling Costs – The Company accounts for shipping and handling costs relating to contracts with customers as costs to fulfill its promise to transfer its products. Accordingly, the costs are classified as a component of cost of goods sold in the accompanying consolidated statements of operations.

Selling Costs

Selling Costs – Selling costs associated with the Company’s product sales are classified as a component of selling, general and administrative expenses in the accompanying consolidated statements of operations.

Stock-Based Compensation

Stock-Based Compensation – The Company accounts for the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award, determined on the date of grant. The expense is recognized over the period during which an employee is required to provide services in exchange for the award. The Company accounts for forfeitures as they occur. The Company recognizes stock-based compensation expense as a component of selling, general and administrative expenses in the consolidated statements of operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets – The Company assesses the impairment of long-lived assets, including property and equipment, internally developed software and purchased intangibles subject to amortization, when events or changes in circumstances indicate that the fair value of assets could be less than their net book value. In such event, the Company assesses long-lived assets for impairment by first determining the forecasted, undiscounted cash flows the asset group is expected to generate plus the net proceeds expected from the sale of the asset group. If this amount is less than the carrying value of the asset, the Company will then determine the fair value of the asset group. An impairment loss would be recognized when the fair value is less than the related asset group’s net book value, and an impairment expense would be recorded in the amount of the difference. Forecasts of future cash flows are judgments based on the Company’s experience and knowledge of its operations and the industries in which it operates. These forecasts could be significantly affected by future changes in market conditions, the economic environment, including inflation, and purchasing decisions of the Company’s customers. The Company performed an undiscounted cash flow analysis for its long-lived assets as of December 31, 2018, resulting in amounts in excess of carrying values.

Deferred Financing Costs

Deferred Financing Costs – Deferred financing costs are costs incurred to obtain debt financing, including all related fees, and are amortized as interest expense over the term of the related financing using the straight-line method, which approximates the interest rate method. Amortization of deferred financing costs was approximately $900,000, $503,000 and $137,000 for the years ended December 31, 2018, 2017 and 2016, respectively. Unamortized deferred financing costs were approximately $1,377,000 and $1,925,000 as of December 31, 2018 and 2017, respectively, and are recorded net of long-term debt in the consolidated balance sheets.

Provision for Income Taxes

Provision for Income Taxes – Income taxes are accounted for under the asset and liability approach, where deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities, and are measured using enacted tax rates and laws that are expected to be in effect when the differences reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining whether it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. An uncertain tax position is considered effectively settled on completion of an examination by a taxing authority if certain other conditions are satisfied. Should the Company incur interest and penalties relating to tax uncertainties, such amounts would be classified as a component of interest expense and other income (expense), net, respectively. Deferred tax assets and liabilities are classified as noncurrent in the Company’s consolidated balance sheets.

The Company files a consolidated federal income tax return. This return includes all wholly-owned subsidiaries as well as the Company’s pro-rata share of taxable income from pass-through entities in which the Company owns less than 100%. State tax returns are filed on a consolidated, combined or separate basis depending on the applicable laws relating to the Company and its subsidiaries.

Income (Loss) Per Share

Income (Loss) Per Share – Basic income (loss) per share is computed on the basis of the weighted-average number of shares of common stock outstanding during the period. Preferred dividends are deducted from net income (loss) attributed to Pacific Ethanol, Inc. and are considered in the calculation of income (loss) available to common stockholders in computing basic income (loss) per share. Common stock equivalents to preferred stock are considered participating securities and are also included in this calculation when dilutive.

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31, 2018
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol	$(60,273)
Less: Preferred stock dividends	(1,265)
Basic and diluted loss per share:
Loss available to common stockholders	$(61,538)	43,376	$(1.42)

	Year Ended December 31, 2017
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol	$(34,964)
Less: Preferred stock dividends	(1,265)
Basic and diluted loss per share:
Loss available to common stockholders	$(36,229)	42,745	$(0.85)

	Year Ended December 31, 2016
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol	$1,419
Less: Preferred stock dividends	(1,269)
Less: Income allocated to participating securities	(2)
Basic income per share:
Income available to common stockholders	$148	42,182	$0.00
Add: Options	—	69
Diluted income per share:
Income available to common stockholders	$148	42,251	$0.00

There were an aggregate of 635,000, 719,000 and 704,000 potentially dilutive shares from convertible securities outstanding as of December 31, 2018, 2017 and 2016, respectively. These convertible securities were not considered in calculating diluted income (loss) per common share for the years ended December 31, 2018, 2017 and 2016 as their effect would be anti-dilutive.

Financial Instruments

Financial Instruments – The carrying values of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, derivative assets and derivative liabilities are reasonable estimates of their fair values because of the short maturity of these items. The Company believes the carrying value of its long-term debt approximates fair value because the interest rates on these instruments are variable, and are considered Level 2 fair value measurements.

Financial Instruments – The carrying values of cash and cash equivalents, accounts receivable, derivative assets, accounts payable, accrued liabilities and derivative liabilities are reasonable estimates of their fair values because of the short maturity of these items. The Company believes the carrying value of its long-term debt and assessment financing approximates fair value because the interest rates on these instruments are variable, and are considered Level 2 fair value measurements.

Employment-related Benefits

Employment-related Benefits – Employment-related benefits associated with pensions and postretirement health care are expensed based on actuarial analysis. The recognition of expense is affected by estimates made by management, such as discount rates used to value certain liabilities, investment rates of return on plan assets, increases in future wage amounts and future health care costs. Discount rates are determined based on a spot yield curve that includes bonds with maturities that match expected benefit payments under the plan.

Estimates and Assumptions

Estimates and Assumptions – The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the allowance for doubtful accounts, net realizable value of inventory, estimated lives of property and equipment, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company's financial statements or tax returns, and the valuation of assets acquired and liabilities assumed as a result of business combinations. Actual results and outcomes may materially differ from management's estimates and assumptions.

Estimates and Assumptions – The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the allowance for doubtful accounts, net realizable value of inventory, estimated lives of property and equipment, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company’s financial statements or tax returns, and the valuation of assets acquired and liabilities assumed as a result of business combinations. Actual results and outcomes may materially differ from management’s estimates and assumptions.

Subsequent Events

Subsequent Events – Management evaluates, as of each reporting period, events or transactions that occur after the balance sheet date through the date that the financial statements are issued for either disclosure or adjustment to the consolidated financial results.

Reclassifications

Reclassifications – Certain prior year amounts have been reclassified to conform to the current presentation. Such reclassifications had no effect on the consolidated net income (loss), working capital or stockholders’ equity reported in the consolidated statements of operations and consolidated balance sheets.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – In February 2016, the Financial Accounting Standards Board ("FASB") issued new guidance on accounting for leases under Accounting Standards Codification 842 ("ASC 842"). Under the new guidance, lessees are required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted cash flow basis; and (2) a "right of use" asset, which is an asset that represents the lessee's right to use the specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged, with some minor exceptions. Lease expense under the new guidance is substantially the same as prior to the adoption. See Note 5 for further information.

Recent Accounting Pronouncements – In February 2016, the FASB issued new guidance on accounting for leases. Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted cash flow basis; and (2) a “right of use” asset, which is an asset that represents the lessee’s right to use the specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged, with some minor exceptions. Lessees will no longer be provided with a source of off-balance sheet financing for other than short-term leases. The standard is effective for public companies for annual reporting periods beginning after December 15, 2018, including interim periods within those fiscal years. The standard requires a modified retrospective transition approach. In July 2018, the FASB issued Accounting Standards Update, Leases (Topic 842): Targeted Improvements, which provides an option to apply the transition provisions of the new standard at adoption date instead of the earliest comparative period presented in the financial statements. The company will elect to use this optional transition method. On January 1, 2019, the Company adopted the new lease accounting guidance, resulting in an increase to right of use assets and lease liabilities of approximately $43.8 million.

In May 2014, the FASB issued new guidance on the recognition of revenue under ASC 606. See Note 1 “ – Revenue Recognition” above.